Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
DEBT

Note 5. DEBT

Total debt outstanding as of June 30, 2026 is $25,638,000 and was $25,233,000 at December 31, 2025.

Indebtedness to third parties consists of the following:

	June 30, 2026	December 31, 2025
Current Credit Facility – Revolver	$18,683,000	$17,618,000
Current Credit Facility – Term Loan	5,331,000	5,855,000
Solar Credit Facility	957,000	971,000
Finance lease obligations	666,000	784,000
Loans Payable – financed assets	1,000	5,000
Subtotal	25,638,000	25,233,000
Less: Current portion	(24,217,000)	(23,721,000)
Long-Term Portion	$1,421,000	$1,512,000

Current Credit Facility

The Company has a credit facility (“Current Credit Facility”) with Webster Bank that expires on September 30, 2026. This facility, which was entered into on December 31, 2019, was amended several times and now provides for a $20,000,000 revolving loan (“Revolving Line of Credit”) and a $5,700,000 term loan and a $1,640,000 term loan (“Term Loans”). The loan is secured by a lien on substantially all of the assets of the Company.

As of June 30, 2026, there is $18,683,000 outstanding under the Revolving Line of Credit and $5,331,000 under the Term Loans.

As discussed in Note 1, the Current Credit Facility expires on September 30, 2026. Therefore, the entire Term Loan and all amounts due under the Revolving Line of Credit are classified as short term as of June 30, 2026.

The below table shows the timing of payments due under the Term Loan:

For the year ending	Amount
December 31, 2026 (remainder of year)	$5,331,000
Term Loan payable	5,331,000
Less: Current portion of Term Loan payable	(5,331,000)
Total long-term portion of Term Loan payable	$—

Interest expense related to the Current Credit Facility amounted to approximately $387,000 and $326,000 for the three months ended June 30, 2026 and 2025, respectively, and $767,000 and $641,000 for the six months ended June 30, 2026 and 2025, respectively. Interest expense includes the amortization of deferred finance costs of $0 and $17,000 for the three months ended June 30, 2026 and 2025, respectively, and $0 and $34,000 for the six months ended June 30, 2026 and 2025, respectively.

The below summarizes various terms of the Current Credit:

•        The Company is required to meet a Fixed Charge Coverage Ratio (as defined) that is determined at the end of each fiscal quarter on a rolling twelve month basis of 1.10x. As of June 30, 2026, the Company was in full compliance with this ratio having attained a ratio of 1.36x. At December 31, 2025, the Company was in full compliance with its covenants.

The Current Credit Facility limits the amount of capital expenditures and dividends the Company can pay to its stockholders. As of June 30, 2026, the Company was in compliance with this Covenant.

Substantially all of the Company’s assets are pledged as collateral.

•        For so long as the Term Loan remains outstanding, if Excess Cash Flow (as defined) is a positive number for any fiscal year the Company shall pay an amount equal to the lesser of (i) twenty-five percent (25%) of the Excess Cash Flow for such fiscal year and (ii) the outstanding principal balance of the term loan. Such payment shall be applied to the outstanding principal balance of the Term Loan, on or prior to the April 15 immediately following such fiscal year. For the fiscal year ended December 31, 2025, based on the calculation there was no Excess Cash Flow payment required.

•        Both the Revolving Line of Credit and the Term Loan will bear an interest rate equal to the greater of (i) 3.50% and (ii) a rate per annum equal to the rate per annum published from time to time in the “Money Rates” table of the Wall Street Journal (or such other presentation within The Wall Street Journal as may be adopted hereafter for such information) as the base or prime rate for corporate loans at the nation’s largest commercial bank, less sixty-five hundredths (-0.65%) of one percent per annum. The average interest rate charged was 6.10% and 6.85% for the three months ended June 30, 2026 and 2025, respectively, and 6.10% and 6.85% for the six months ended June 30, 2026 and 2025, respectively.

The below summarizes certain amendments to the Current Credit Facility

•        On January 30, 2025, we entered into an Eighth Amendment to provide for an additional Term Loan in the amount of $1,640,000 for the acquisition of equipment. The monthly principal installments on this additional Term Loan are $19,524. This amendment further revised our Financial Covenants. For the rolling twelve-month period ending March 31, 2025 and June 30, 2025, the Company is are required to achieve a Fixed Charge Coverage Ratio of 1.05x. Beginning with the rolling twelve-month period ending September 30, 2025 and going forward the Company is required to achieve a Fixed Charge Coverage Ratio of 1.25x. Additionally, the Company is allowed to pay off up to $4,800,000 of related party notes with funds raised in the Company’s At The Market debt offering. All other covenants remain unchanged. In connection with these changes, the Company paid an amendment fee of $20,000.

•        On September 10, 2025, the Company entered into a Ninth Amendment where it agreed that $3,930,000 of the proceeds from its ATM Offering would be maintained in an interest bearing account at Webster Bank. The funds in this account serve as additional security for its obligations under the Current Credit Facility. Additionally, this amendment waived the default as June 30, 2025.

•        On December 15, 2025, the Company entered into a Tenth Amendment which waived the defaults caused by the failure to achieve the required fixed charge coverage ratio for the fiscal quarter ended June 30, 2025, and for exceeding the permitted amount of capital expenditures for the fiscal year ending December 31, 2025. Additionally, the maturity date of the revolving credit and term loans were extended to March 31, 2026, and the capital expenditure covenant was amended. The company paid an amendment fee of $40,000.

•        On February 26, 2026, the Company entered into an Eleventh Amendment which extended the maturity date of the revolving credit and term loans to September 30, 2026. The Company paid an amendment fee of $25,000 and agreed to pay an additional fee of $150,000 on the maturity date.

Currently, at any time, Webster Bank could choose to exercise additional rights that it has as a result of the Company’s previous defaults under the Current Credit Facility. For example, it could increase the rate of interest or refuse to make loans under the revolving portion of the Current Credit Facility and keep the funds remitted to the collection account. If the lender were to cease making new loans under the revolving facility or limit the amount of loans under the revolving facility, the Company would lack the funds to continue or, possibly, expand operations. To date, the lender has chosen not to exercise any of its remedies, though the Company agreed to put $3,930,000 of ATM proceeds in an interest bearing account to serve as additional security for the Company’s obligations under the Current Credit Facility.

The Company is actively engaged in constructive discussions with Webster Bank and various lenders as the Company has been advised by its lender that it will not renew its Current Credit Facility. While these discussions have been professional and remain ongoing, there can be no assurance that agreements will be reached with existing lenders or with alternative financing sources.

All amendment fees paid in connection with the Current Credit Facility that are for a future benefit of the Company are included in Deferred Financing Costs, Net, Deposits and Other Assets, in the accompanying consolidated balance sheets and are amortized over the term of the loan.

As of June 30, 2026, the Company has borrowing capacity of approximately $1,317,000 under the Revolving Loan.

Solar Credit Facility

On August 16, 2023, the Company entered into a financing agreement (“Solar Credit Facility”) with CT Green Bank, a quasi-public agency of the State of Connecticut, for the installation of solar energy systems including replacing the existing roof (“Project”) at its Sterling facility. Advances were made by CT Green Bank upon its approval of costs incurred on the Project up to $934,000. As of October 1, 2024, cumulative advances totaling $934,000 had been made including the payment of CT Green Bank’s closing costs of $25,000. Total interest accrued on the advances at the rate of 5% was $36,000.

On October 1, 2024, the total cumulative advances of $934,000 along with the total accrued interest of $36,000 was converted by CT Green Bank, in accordance with the financing agreement, to a 20-year level payment term loan in the amount of $970,000 with interest accruing at the rate of 5.75%. Semi-annual payments in the amount of $42,000 are due commencing on July 1, 2025. The first semi-annual payment was for interest only. The second payment due on January 1, 2026 and all subsequent semi-annual payments include both principal and interest. As of June 30, 2026, the amount classified as short term is $29,000 and the amount classified as long term is $928,000.

Interest expense related to the Solar Credit Facility amounted to approximately $14,000 and $14,000 for the three months ended June 30, 2026 and 2025, respectively, and $28,000 and $28,000 for the six months ended June 30, 2026 and 2025, respectively.

Finance Lease Obligations

The Company has entered into finance leases for the purchase of additional manufacturing equipment. The obligations for the finance leases totaled $666,000 and $784,000 as of June 30, 2026 and December 31, 2025, respectively. The leases have an average imputed interest rate of 7.43% per annum and are payable monthly with the final payments due between September of 2026 and May of 2030.

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Finance Lease cost:
Amortization of ROU assets	$49,000	$49,000	$98,000	$98,000
Interest on lease liabilities	13,000	18,000	27,000	36,000
Total lease Costs	$62,000	$67,000	$125,000	$134,000

Other Information:
Cash Paid for amounts included in the measurement lease liabilities:
Financing cash flow from finance lease obligations	$60,000	$55,000	$118,000	$109,000

Supplemental disclosure of non-cash activity
Acquisition of finance lease asset	$—	$—	$—	$—
	June 30, 2026	December 31, 2025
Weighted Average Remaining Lease Term – in years	3.6	4.8
Weighted Average Discount rate – %	7.43%	7.44%

As of June 30, 2026, the aggregate future minimum finance lease payments, including imputed interest are as follows:

For the year ending	Amount
December 31, 2026 (remainder of year)	$120,000
December 31, 2027	190,000
December 31, 2028	190,000
December 31, 2029	191,000
December 31, 2030	74,000
Total future minimum finance lease payments	765,000
Less: imputed interest	(99,000)
Less: Current portion	(173,000)
Long-term portion	$493,000

Loan Payable — Financed Asset

The Company financed the purchase of a delivery vehicle in July 2020. The loan obligation totaled $1,000 and $5,000 as of June 30, 2026 and December 31, 2025, respectively. The loan bears no interest and a final payment is due and payable for all unpaid principal on July 20, 2026.

Annual maturities of this loan are as follows:

For the year ending	Amount
December 31, 2026 (remainder of year)	$1,000
Loans Payable – financed assets	1,000
Less: Current portion	(1,000)
Long-term portion	$—

Related Party Indebtedness

Taglich Brothers, Inc. is a corporation co-founded by two directors of the Company, Michael and Robert Taglich.

Taglich Brothers, Inc. has acted as placement agent for various debt and equity financing transactions and has received cash and equity compensation for their services.

From 2016 through 2020, the Company entered into various subordinated notes payable and convertible subordinated notes payable (together referred to as “Related Party Notes”) with Michael and Robert Taglich which generated proceeds to the Company totaling $6,550,000. In connection with the Related Party Notes, Michael and Robert Taglich were issued a total of 35,508 shares of common stock and Taglich Brothers Inc. was issued promissory notes totaling $554,000 for placement agency fees.

Under the Eighth Amendment to the Current Credit Facility, the Company was allowed to make principal payments of up to $4,800,000 prior to June 30, 2026, with funds raised in the Company’s At The Market Offering. For the three and six month periods ended June 30, 2025, the Company paid $1,291,000 of principal payments. Of the $1,291,000 paid, $1,050,000 was paid to Michael Taglich and $241,000 was paid to Taglich Brothers, Inc.

The Related Party Notes outstanding as of June 30, 2026 and December 31, 2025 consist of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,416,000	$1,905,000	$—	$4,321,000
Subordinated Notes	—	550,000	—	550,000
Total	$2,416,000	$2,455,000	$—	$4,871,000

Of the $4,871,000, approximately $2,519,000 bears an annual rate of interest of 6%, $1,802,000 bears an annual rate of 7% and $550,000 bears an annual interest rate of 12%. Interest expense for the three months ended June 30, 2026 and 2025 on all related party notes payable was $86,000 and $86,000, respectively, and $172,000 and $185,000 for the six months ended June 30, 2026 and 2025, respectively.

Approximately $2,519,000 of the convertible subordinated notes can be converted at the option of the holder into Common Stock of the Company at $15.00 per share, while the remaining $1,802,000 of the convertible subordinated notes can be converted at the option of the holder into common stock of the Company at $9.30 per share. There are no principal payments due prior to October 1, 2026.

The Related Party Notes are subordinate to outstanding debt pursuant to the Current Credit Facility and mature on October 1, 2026. The Company is actively engaged in constructive discussions with Michael and Robert Taglich with respect to an extension of the Related Party Notes to a date after the Outside Date, as defined in the Amendment to the A&R Merger Agreement (as defined in “Note 11. Merger Information”). While these discussions have been professional and remain ongoing, there can be no assurance that agreements will be reached.

Note 8. Debt

Indebtedness to third parties consists of the following:

	December 31, 2025	December 31, 2024
Revolving loan to Webster Bank (“Webster”)	$17,618,000	$12,905,000
Term loan, Webster	5,855,000	5,225,000
CT Green Bank Loan	971,000	970,000
Finance lease obligations	784,000	1,007,000
Loans Payable – financed assets	5,000	14,000
Subtotal	25,233,000	20,121,000
Less: Current portion	(23,721,000)	(18,362,000)
Long Term Portion	$1,512,000	$1,759,000

Current Credit Facility

The Company has a credit facility (“Current Credit Facility”) with Webster Bank that expires on September 30, 2026. This facility, which was entered into on December 31, 2019, was amended several times, and now provides for a $20,000,000 revolving loan (“Revolving Line of Credit”), and a $5,700,000 term loan (“Term Loan”). An additional advance under the Term Loan was made during the first quarter of 2025 in the amount of $1,640,000 and reference herein to the “Term Loan” for periods after the date of such advance include the $1,640,000. The loan is secured by a lien on substantially all of the assets of the Company.

As of December 31, 2025, there is $17,618,000 outstanding under the Revolving Line of Credit and $5,855,000 under the Term Loan.

As discussed in Note 1, the Current Credit Facility expires on September 30, 2026. Therefore, amounts owed under the agreement are classified as short term as of December 31, 2025.

The below table shows the timing of payments due under the Term Loan:

For the year ending	Amount
December 31, 2026	$5,855,000
Term Loan payable	5,855,000
Less: Current portion of Term Loan payable	(5,855,000)
Total long-term portion of Term Loan payable	$—

Interest expense related to the Current Credit Facility amounted to approximately $1,361,000 and $1,304,000 for the years ended December 31, 2025 and 2024, respectively. Interest expense includes the amortization of deferred finance costs of $69,000 and $68,000 in 2025 and 2024, respectively.

The below summarizes various terms of the Current Credit Facility:

•        The Company was required to meet a Fixed Charge Coverage Ratio (as defined) that is determined at the end of each fiscal quarter on a rolling twelve month basis of 1.05x and beginning with the fiscal quarter ending September 30, 2025, the Company is required to meet a Fixed Coverage Charge Ratio of 1.25x. The Company achieved the required FCCR for the period ended September 30, 2025, but did not meet the required FCCR for the period ended June 30, 2025, having attained a ratio of only 0.76x. Pursuant to the 10th Amendment to the current credit facility (detailed below), the Company was required to and achieved the required Fixed Coverage Charge Ratio of 1.10x for the three months ending December 31, 2025. At both December 31, 2025 and 2024, the Company was in full compliance with its covenants.

The Current Credit Facility limits the amount of capital expenditures and dividends the Company can pay to its stockholders. As of December 31, 2025, the Company was in compliance with this Covenant.

Substantially all of the Company’s assets are pledged as collateral.

•        For so long as the Term Loan remains outstanding, if Excess Cash Flow (as defined) is a positive number for any fiscal year the Company shall pay an amount equal to the lesser of (i) twenty-five percent (25%) of the Excess Cash Flow for such fiscal year and (ii) the outstanding principal balance of the term loan. Such payment shall be applied to the outstanding principal balance of the Term Loan, on or prior to the April 15 immediately following such fiscal year. For the fiscal year ended December 31, 2025, based on the calculation there is no Excess Cash Flow payment required.

•        Both the Revolving Line of Credit and the Term Loan will bear an interest rate equal to the greater of (i) 3.50% and (ii) a rate per annum equal to the rate per annum published from time to time in the “Money Rates” table of the Wall Street Journal (or such other presentation within The Wall Street Journal as may be adopted hereafter for such information) as the base or prime rate for corporate loans at the nation’s largest commercial bank, less sixty-five hundredths (-0.65%) of one percent per annum. The average interest rate charged was 6.72% and 7.55% for the years ended December 31, 2025 and 2024, respectively.

The below summarizes historical amendments to the Current Credit Facility

•        On May 31, 2024, the Company entered into a Seventh Amendment that waived the default caused by the failure to achieve the required Fixed Charge Coverage Ratio of the Sixth Amendment. This amendment further revised the Financial Covenants. For the six months ending June 30, 2025, EBITDA shall not be less than $740,000; for the nine months ending September 30, 2025, EBITDA shall not be less than $1,500,000; for the twelve months ending December 31, 2025, EBITDA shall not be less than $2,800,000. For the rolling twelve-month period ending March 31, 2025, the Company is required to achieve a Fixed Charge Coverage Ratio of 1.05x. Beginning with the rolling twelve-month period ending June 30, 2025, and going forward the required Fixed Charge Coverage Ratio is 1.25x. All other covenants remain unchanged. Additionally, this amendment increased the Term Loan by approximately $1,000,000 to $5,700,000, with monthly principal installments in the amount of $68,000. In connection with these changes, the Company paid an amendment fee of $20,000.

•        On January 30, 2025, the Company entered into an Eighth Amendment to provide for an additional Term Loan in the amount of $1,640,000 for the acquisition of additional equipment. The monthly principal installments on this additional Term Loan are $19,524. This amendment further revised the Financial Covenants. For the rolling twelve-month period ending March 31, 2025 and June 30, 2025, the Company is required to achieve a Fixed Charge Coverage Ratio of 1.05x. Beginning with the rolling twelve-month period ending September 30, 2025 and going forward, the required Fixed Charge Coverage Ratio is 1.25x. Additionally, the Company is allowed to pay off up to $4,800,000 of related party notes with funds raised in the Company’s At The Market debt offering. All other covenants remain unchanged. In connection with these changes, the Company paid an amendment fee of $20,000.

•        On September 10, 2025, the Company entered into a Ninth Amendment where it agreed that $3,930,000 of the proceeds from its ATM Offering would be maintained in an interest bearing account. The funds in this account serve as additional security for its obligations under the Current Credit Facility. Additionally, this amendment waived the default as June 30, 2025.

•        On December 15, 2025, the Company entered into a Tenth Amendment which waived the defaults caused by the failure to achieve the required fixed charge coverage ratio for the fiscal quarter ended June 30, 2025, and for exceeding the permitted amount of capital expenditures for the fiscal year ending December 31, 2025. Additionally, the maturity date of the revolving credit and term loans were extended to March 31, 2026, and amended the capital expenditure covenant. The Company paid an amendment fee of $40,000.

•        On February 26, 2026, the Company entered into an Eleventh Amendment which extended the maturity date of the revolving credit and term loans to September 30, 2026. The Company paid an amendment fee of $25,000.

Currently, at any time, Webster Bank could choose to exercise additional rights, that it has as a result of the Company’s defaults under the Current Credit Facility. For example, it could increase the rate of interest or refuse to make loans under the revolving portion of the Current Credit Facility and keep the funds remitted to the collection account. If the lender were to cease making new loans under the revolving facility or limit the amount of loans under the revolving facility, the Company would lack the funds to continue or, possibly, expand operations. To date, the lender has chosen not to exercise any of its remedies, though we agreed to put $3,930,000 of ATM proceeds in an interest bearing account to serve as additional security for the Company’s obligations under the Current Credit Facility. We remain in constructive discussions with Webster Bank regarding potential extension of these obligations but there can be no assurance that an agreement will be reached.

All amendment fees paid in connection with the Current Credit Facility that are for a future benefit of the Company are included in Deferred Financing Costs, Net, Deposits and Other Assets, in the accompanying consolidated balance sheets and are amortized over the term of the loan.

As of December 31, 2025, the Company has borrowing capacity of approximately $2,382,000 under the Revolving Loan.

Solar Credit Facility

On August 16, 2024, the Company entered into a financing agreement (“Solar Credit Facility”) with CT Green Bank, a quasi-public agency of the State of Connecticut, for the installation of solar energy systems including replacing the existing roof (“Project”) at its Sterling facility. The Solar Credit Facility provided for advances to be made by CT Green Bank upon its approval of costs incurred on the Project up to $934,000. As of October 1, 2025, cumulative advances totaling $934,000 had been made including the payment of CT Green Bank’s closing costs of $25,000. Total interest accrued on the advances at the rate of 5% was $36,000.

On October 1, 2024, the total cumulative advances of $934,000 along with the total accrued interest of $36,000 was converted by CT Green Bank, in accordance with the financing agreement, to a 20-year level payment term loan in the amount of $970,000 with interest accruing at the rate of 5.75%. Semi-annual payments in the amount of $42,000 commenced on July 1, 2025. The first semi-annual payment was for interest only, subsequent semi-annual payments beginning with the payment due on January 1, 2026 will include both principal and interest. As of December 31, 2025, the amount classified as long term is $943,000 and the amount classified as current is $28,000.

Interest expense related to the Solar Credit Facility amounted to approximately $57,000 and $44,000 for the years ended December 31, 2025 and 2024, respectively.

Finance Lease Obligations

The Company has entered into finance leases for the purchase of manufacturing equipment. The obligations for the finance leases totaled $784,000 and $1,007,000 as of December 31, 2025 and 2024, respectively. The leases have an average imputed interest rate of 7.43% per annum and are payable monthly with the final payments due between September of 2026 and May of 2030. Interest expense related to the finance leases amounted to approximately $66,000 and $73,000 for the years ended December 31, 2025 and 2024, respectively

	Year Ended
	December 31, 2025	December 31, 2024
Finance Lease cost:
Amortization of ROU assets	$197,000	$176,000
Interest on lease liabilities	66,000	73,000
Total lease Costs	$263,000	$249,000
Other Information:
Cash Paid for amounts included in the measurement lease liabilities:
Financing cash flow from finance lease obligations	$223,000	$196,000

Supplemental disclosure of non-cash activity
Acquisition of finance lease asset	$—	$319,000
	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term – in years	4.1	4.8
Weighted Average Discount rate – %	7.43%	7.44%

As of December 31, 2025, the aggregate future minimum finance lease payment, including imputed interest are as follows:

For the year ending	Amount
December 31, 2026	$266,000
December 31, 2027	190,000
December 31, 2028	190,000
December 31, 2029	190,000
December 31, 2030	74,000
Total future minimum finance lease payments	$910,000
Less: imputed interest	(126,000)
Less: Current portion	(215,000)
Long-term portion	$569,000

Loans Payable — Financed Assets

The Company financed the purchase of a delivery vehicle in July 2020. The loan obligation totaled $5,000 and $14,000 as of December 31, 2025 and 2024, respectively. The loan bears no interest and a final payment is due and payable for all unpaid principal on July 20, 2026.

Annual maturities of this loan are as follows:

For the year ending	Amount
December 31, 2026	5,000
Loans Payable – financed assets	5,000
Less: Current portion	(5,000)
Long-term portion	$—

Related Party Indebtedness

Taglich Brothers, Inc. is a corporation co-founded by two directors of the Company, Michael and Robert Taglich.

Taglich Brothers, Inc. has acted as placement agent for various debt and equity financing transactions and has received cash and equity compensation for their services.

From 2016 through 2020, the Company entered into various subordinated notes payable and convertible subordinated notes payable (together referred to as “Related Party Notes”) with Michael and Robert Taglich which generated proceeds to the Company totaling $6,550,000. In connection with the issuance of the Related Party Notes, Michael and Robert Taglich were issued a total of 35,508 shares of common stock and Taglich Brothers, Inc. was issued promissory notes totaling $554,000 for placement agency fees.

Under the Eighth Amendment to the Current Credit Facility, the Company was allowed to make principal payments of up to $4,800,000 prior to June 30, 2025, with funds raised in the Company’s ATM Offering. The Company paid a total of $1,291,000 of principal payments. Of the $1,291,000 paid, $1,050,000 was paid to Michael Taglich and $241,000 was paid to Taglich Brothers, Inc.

The Related Party Notes outstanding as of December 31, 2025 consists of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,416,000	$1,905,000	$—	$4,321,000
Subordinated Notes	—	550,000	—	550,000
Total	$2,416,000	$2,455,000	$—	$4,871,000

The Related Party Notes outstanding as of December 31, 2024 consist of:

	Michael Taglich, Director	Robert Taglich, Director	Taglich Brothers, Inc.	Total
Convertible Subordinated Notes	$2,666,000	$1,905,000	$241,000	$4,812,000
Subordinated Notes	800,000	550,000	—	1,350,000
Total	$3,466,000	$2,455,000	$241,000	$6,162,000

Of the $4,871,000, approximately $2,519,000 bears an annual rate of interest of 6%, $1,802,000 bears an annual rate of 7% and $550,000 bears an annual interest rate of 12%. Interest expense for the years ended December 31, 2025 and 2024 was $356,000 and $472,000, respectively.

Approximately $2,519,000 of the convertible subordinated notes can be converted at the option of the holder into Common Stock of the Company at $15.00 per share, while the remaining $1,802,000 of the convertible subordinated notes can be converted at the option of the holder into common stock of the Company at $9.30 per share. The remaining $550,000 is not convertible.

On March 26, 2026, the holders of the Related Party Notes extended the maturity date to October 1, 2026.

The Related Party Notes are subordinate to outstanding debt pursuant to the Current Credit Facility and mature on October 1, 2026. There are no principal payments due on these notes prior to October 1, 2026.